Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2019 to June 30, 2020 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2019	655,727	$10,756
Granted	188,560	-
Accrual related to the fair value of the PSUs outstanding	-	7,124
Foreign exchange adjustment	-	185
Paid	(189,214)	(7,701)
Forfeited	(616)	(15)
At March 31, 2019	654,457	$10,349
Granted	2,850	-
Accrual related to the fair value of the PSUs outstanding	-	2,417
Foreign exchange adjustment	-	148
Paid	(39,836)	(1,624)
Forfeited	(7,629)	-
At June 30, 2019	609,842	$11,290
Accrual related to the fair value of the PSUs outstanding	-	7,633
Foreign exchange adjustment	-	146
Forfeited	(5,150)	-
At December 31, 2019	604,692	$19,069
Granted	193,830	-
Accrual related to the fair value of the PSUs outstanding	-	3,277
Foreign exchange adjustment	-	(1,303)
At March 31, 2020	798,522	$21,043
Accrual related to the fair value of the PSUs outstanding	-	10,097
Foreign exchange adjustment	-	395
Paid	(193,716)	(10,965)

At June 30, 2020	604,806	$20,570

Schedule of Performance Share Units Outstanding	A summary of the PSUs outstanding at June 30, 2020 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Jun 30, 2020	PSU Liability at Jun 30, 2020
2017	2020	10,426	$42.32	200%	96%	$846
2018	2021	213,820	$41.97	199%	76%	13,509
2019	2022	186,730	$41.16	166%	42%	5,379
2020	2023	193,830	$40.61	110%	10%	836
		604,806				$20,570